                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21259

                    GMAM Absolute Return Strategies Fund, LLC
            (formerly, Promark Absolute Return Strategies Fund, LLC)
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                General Motors Investment Management Corporation
                  (formerly, Promark Investment Advisors, Inc.)
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 418-6307

                        Date of fiscal year end: March 31

                   Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

                                                                              PERCENTAGE                   EXPIRATION
                                        INITIAL                                   OF                          DATE
                                      ACQUISITION                    NUMBER    MEMBERS'                    OF LOCK-UP
                                          DATE          COST       OF SHARES    CAPITAL     FAIR VALUE    PERIOD(1)***  LIQUIDITY***
                                      -----------  --------------  ---------  ----------  --------------  ------------  ------------
INVESTMENTS IN INVESTMENT FUNDS ## #
(94.85%)

CREDIT (26.67%)
Aristeia Special Investments Ltd.,
   Class A Voting - Initial Series       Mar-07    $      653,940        654     0.03%    $    1,979,398       (2)           (2)
Avenue Europe International, Ltd.,
   Class L5 Series 0210L                 Aug-05         7,787,732        792     0.13%         8,104,313       (2)           (2)
Avenue Europe Opportunities Master
   Fund, L.P.                            May-10        56,819,022          *     0.98%        59,445,287       N/A      Semiannually
Avenue Europe Opportunities Master
   Fund, L.P., Class S **                May-10         7,006,467          *     0.12%         7,275,190       (2)           (2)
Bayview Opportunity Offshore
   IIa, L.P.                             Jan-10        43,542,056          *     0.77%        46,662,505      Dec-14      Quarterly
Bayview Opportunity Offshore,
   L.P.                                  Mar-08        50,269,339          *     1.07%        64,883,841      Dec-11      Quarterly
Canyon Special Opportunities Fund
   (Cayman) Ltd.                         Sep-07        53,949,401     54,013     0.83%        50,245,613       (2)           (2)
Canyon Special Opportunities Fund II
   (Cayman) Ltd., Class A Initial
   Series                                Oct-08        21,492,329     21,492     0.59%        35,656,224       (2)           (2)
Cerberus International II Ltd.,
   Class A Series 57-1                   Jul-10        20,798,710     20,626     0.35%        21,328,392       N/A      Semiannually
Cerberus International Ltd., Class A     Dec-01        58,262,486        151     1.55%        94,474,895       (2)          (2)
Cerberus International SPV, Ltd.         Jun-10        27,662,259     38,239     0.71%        43,250,070       (2)          (2)
Gracie International Credit
   Opportunities Fund Ltd., Class D
   Series 1                              Jan-06       117,727,538     89,331     3.13%       189,936,425       N/A         Monthly
Gracie International Credit
   Opportunities Fund Ltd., Class D
   Series 2                              Dec-10        20,000,000      9,470     0.33%        20,134,139      Nov-12       Monthly
Greywolf Capital Overseas Fund,
   Class A Tranche 1 - Series OVR_
   OV038                                 Dec-04        26,256,006     20,967     0.85%        51,416,418       N/A        Quarterly
Greywolf Capital Overseas Fund,
   Class S **                            Dec-05         7,539,600      7,460     0.10%         6,102,144       (2)           (2)
King Street Capital, L.P.                Jun-02       112,417,818          *     3.26%       198,325,830       N/A        Quarterly
King Street Capital, L.P., Special
   Investment **                         Jan-06        14,539,308          *     0.25%        15,231,223       (2)           (2)
MKP Credit Offshore, Ltd., Non
   Voting III - Series C 2010            Oct-10        25,000,000     25,000     0.43%        26,344,525      Sep-11      Quarterly
MKP Credit Offshore, Ltd., Series
   MKPCRNVIIIA0901                       Sep-09       100,000,000    100,000     1.96%       119,099,900       N/A        Quarterly
MKP Credit Offshore, Ltd., Series
   MKPCRNVIIIA1001                       Mar-10        25,000,000     25,000     0.46%        28,192,900      Mar-11      Quarterly
MKP Credit Offshore, Ltd., Series
   MKPCRNVIIIB1001                       Jun-10        35,000,000     35,000     0.63%        38,062,080      Jun-11      Quarterly
Regiment Capital Ltd., Class 1
   Series M                              Feb-06        58,000,000    580,000     1.41%        85,487,418       N/A        Annually
Regiment Capital Ltd., Class 2
   Series M                              Mar-08        70,000,000    700,000     1.40%        84,771,960       N/A        Annually
Regiment Capital Ltd., Class 8
   Series M                              Jul-09        25,000,000    250,000     0.49%        29,666,425      Jun-11      Annually
Silver Point Capital Offshore Fund,
   Ltd., Class D **                      Dec-07        14,198,088      1,440     0.26%        15,549,592       (2)           (2)
Silver Point Capital Offshore Fund,
   Ltd., Class H Series 242              Nov-07       136,120,946     13,837     3.01%       182,766,099       N/A      Semiannually
STYX International Fund, Ltd.,
   Class A , Series 1                    Apr-02        78,552,825     27,612     1.57%        95,283,580       (2)           (2)
                                                                                          --------------
                                                                                           1,619,676,386
                                                                                          --------------
EVENT DRIVEN (9.80%)
Canyon Value Realization Fund
   (Cayman) Ltd. Class A DI-R Series
   Initial                               Nov-08         3,098,838      3,099     0.07%         4,400,631       (2)           (2)
Castlerigg Offshore III Ltd. Non
   Voting                                Jan-09         3,614,035        485     0.06%         3,695,933       (2)           (2)
Centaurus Alpha Fund, Ltd., Voting
   A USD Sidepocket Shares               Apr-09           719,205      4,975     0.01%           719,930       (2)           (2)
Empyrean Capital Overseas Fund Ltd.,
   Class A Series 1                      Aug-04        11,087,684     10,845     0.32%        19,718,128       N/A        Quarterly
Empyrean Capital Overseas Fund Ltd.,
   Class A Series 5                      Sep-10        11,000,000     11,000     0.19%        11,371,800       N/A        Quarterly
Empyrean Capital Overseas Fund Ltd.,
   Class A Series 6 10                   Nov-10         8,000,000      8,000     0.13%         8,063,840       N/A        Quarterly
Empyrean Capital Overseas Fund Ltd.,
   Class H Series 3                      Jul-07        27,059,719     31,737     0.69%        41,651,941       N/A        Quarterly
Empyrean Capital Overseas Fund Ltd.,
   Class H Series 4                      Jul-07         7,949,900      9,324     0.20%        12,236,962       N/A        Quarterly
Empyrean Capital Overseas Fund Ltd.,
   Class H Series 5                      Jul-07        22,947,630     26,914     0.58%        35,322,367       N/A        Quarterly
Empyrean Capital Overseas Fund Ltd.,
   Class J Series 6                      Nov-10        32,000,000     32,000     0.53%        32,204,160       N/A        Quarterly
Empyrean Capital Overseas Fund Ltd.,
   Class J Series 7                      Dec-10        30,000,000     30,000     0.50%        30,532,200       N/A        Quarterly
Empyrean Capital Overseas Fund Ltd.,
   Special Investment **                 Nov-06         9,758,129      9,905     0.11%         6,584,205       (2)           (2)
OZ Asia Overseas Fund, Ltd., Class A
   Prime Series 53                       May-06        71,224,315     69,136     1.42%        86,223,399       N/A        Quarterly
OZ Asia Overseas Fund, Ltd., Class C
   Prime **                              May-06        14,159,654     14,160     0.21%        12,836,880       (2)           (2)
Senator Global Opportunity Offshore
   Fund Ltd Class H1 Series 16           Oct-10        97,199,885     97,200     1.72%       104,148,248       N/A        Quarterly
Senator Global Opportunity Offshore
   Fund Ltd Class H1 Series 18           Dec-10        30,000,000     30,000     0.51%        30,749,793       N/A        Quarterly
Senator Global Opportunity Offshore
   Fund Ltd Class S-HRT (H1)             Oct-10         2,804,852      2,805     0.13%         7,717,367       (2)           (2)
Senator Sidecar Offshore Fund LP         Oct-10         7,846,905          *     0.15%         9,250,707      Oct-13         (2)
Taconic Opportunity Offshore
   Fund Ltd., Class A-NR Series 23       Jul-07       125,000,000    112,569     2.27%       137,923,266       N/A         Monthly
                                                                                          --------------
                                                                                             595,351,757
                                                                                          --------------
LONG/SHORT EQUITY (31.05%)
Artis Partners 2X Ltd., Class A
   Series 1                              Aug-04        20,000,000    183,310     1.17%        70,873,409       N/A         Monthly
Artis Partners 2X Ltd., Class A
   Series 16                             Aug-10        20,000,000    200,000     0.34%        20,952,725       N/A         Monthly
Artis Partners 2X Ltd., Class A
   Series 2                              Oct-10        10,000,000    100,000     0.16%        10,043,039       N/A         Monthly
Artis Partners Ltd., Class A
   Series 1                              Jan-04        44,727,638    339,521     1.46%        88,574,003       N/A         Monthly
Black Bear Offshore Liquidating
   Fund SPC September 30, 2009           Oct-09           650,002        650     0.03%         1,645,926       (2)           (2)
Front Point Offshore Healthcare
   Flagship Enhanced Fund, L.P.          Apr-09           352,887          *     0.01%           394,759       (2)           (2)
Front Point Offshore Healthcare
   Flagship Fund, L.P.                   May-05           554,074          *     0.01%           922,666       (2)           (2)
HealthCor Offshore Ltd., Class A
   Series 1                              Jul-07       150,000,000    102,600     3.10%       188,426,762       N/A        Quarterly
HealthCor Offshore Ltd., Class A
   Series 10 (10)                        Oct-10        25,000,000     25,000     0.40%        24,592,639      Dec-12      Quarterly

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED) (CONTINUED)

                                                                              PERCENTAGE                   EXPIRATION
                                        INITIAL                                   OF                          DATE
                                      ACQUISITION                    NUMBER    MEMBERS'                    OF LOCK-UP
                                          DATE          COST       OF SHARES    CAPITAL     FAIR VALUE    PERIOD(1)***  LIQUIDITY***
                                      -----------  --------------  ---------  ----------  --------------  ------------  ------------
INVESTMENTS IN INVESTMENT FUNDS ## #
   (94.85%) (CONTINUED)
HealthCor Offshore Ltd., Class A
   Series 3 (10)                         Mar-10    $   20,000,000     20,000     0.33%    $   19,968,473      May-12      Quarterly
Ivory Offshore Flagship Fund Ltd.,
   Class A Series 1                      May-04       115,000,000    144,233     2.78%       168,719,978       N/A         Monthly
Ivory Offshore Flagship Fund Ltd.,
   Class A Series 12/10                  Dec-10        25,000,000     25,000     0.42%        25,797,773       N/A         Monthly
Lansdowne UK Equity Fund Limited,
   USD Shares                            Feb-07        80,000,000    297,158     2.10%       127,277,349       N/A         Monthly
Meditor European Hedge Fund (B)
   Limited - Unrestricted                Dec-09       130,000,000    234,741     2.04%       123,795,218       N/A         Monthly
Pennant Windward Fund, Ltd., Class A
   Series 1                              Jul-09       100,000,000     50,656     1.85%       112,456,159       N/A        Quarterly
Pennant Windward Fund, Ltd., Class A
   Series 2                              Jan-10        25,000,000     25,000     0.44%        26,604,750      Mar-11      Quarterly
Pennant Windward Fund, Ltd., Class A
   Series 6                              Jul-10         5,000,000      5,000     0.09%         5,456,545      Sep-11      Quarterly
Samlyn Offshore Ltd., Class A1
   Series 51                             Oct-07       183,000,000    136,440     3.85%       233,968,878       N/A      Semiannually
Scout Capital Fund, Ltd., Class A
   Series 1                              Dec-01        59,782,813    439,820     2.21%       133,967,314       N/A        Quarterly
Scout Capital Fund, Ltd., Class A
   Series 6 (10) S2                      Dec-10        15,000,000     51,062     0.25%        15,282,245       N/A        Quarterly
TPG-Axon Partners (Offshore), Ltd.,
   Class H Series 76                     Dec-07       143,421,126    121,492     2.09%       127,098,749       N/A        Quarterly
TPG-Axon Partners (Offshore), Ltd.,
   Class S **                            Dec-08         7,393,621      7,393     0.17%        10,247,854       (2)           (2)
Viking Global Equities III Ltd.
   Class H Series 10E                    Oct-10        25,000,000     25,000     0.43%        26,198,027       N/A         Monthly
Viking Global Equities III Ltd.
   Class H Series 15E                    Dec-10        30,000,000     30,000     0.51%        30,718,355       N/A         Monthly
Viking Global Equities III Ltd.
   Class H Series 1E                     Feb-09       125,000,000     84,904     2.43%       147,470,011       N/A         Monthly
Viking Global Equities III Ltd.
   Class H Series 2E                     Jul-09        25,000,000     25,000     0.45%        27,088,679       N/A         Monthly
Zaxis Offshore Limited, Class A
   Series 1                              Nov-01        49,677,856     33,408     1.32%        80,122,119       N/A         Monthly
Zaxis Offshore Limited, Class A
   Series 79                             May-10        11,000,000     11,000     0.20%        12,161,930       N/A         Monthly
Zaxis Offshore Limited, Class A
   Series 80                             Jul-10         5,400,000      5,400     0.10%         6,259,248       N/A         Monthly
Zaxis Offshore Limited, Class A
   Series 81                             Jul-10         8,600,000      8,600     0.16%         9,940,912       N/A         Monthly
Zaxis Offshore Limited, Class A
   Series 85                             Nov-10         9,000,000      9,000     0.15%         9,198,090       N/A         Monthly
                                                                                          --------------
                                                                                           1,886,224,584
                                                                                          --------------
MULTI-STRATEGY (5.74%)
O'Connor Global Multi-Strategy Alpha
   Limited, Class M Series 1             Oct-01        88,441,004     86,889     2.68%       162,983,954       N/A        Quarterly
Shepherd Investments International
   Limited, Class AA Series BF           Jan-02        71,285,395    105,153     1.83%       111,062,562       N/A        Quarterly
Shepherd Investments International
   Limited, Class MQ Series M4F          Mar-10        50,000,000     49,518     0.93%        56,653,375      Mar-11      Quarterly
Shepherd Investments International
   Limited, Class S **                   Feb-06        25,776,179    505,204     0.30%        17,847,964       (2)           (2)
                                                                                          --------------
                                                                                             348,547,855
                                                                                          --------------
RELATIVE VALUE (8.92%)
AQR Global Stock Selection HV Master
   Account Ltd., Class C Series
   Initial                               Nov-10        25,000,000        250     0.41%        25,132,308       N/A        Quarterly
AQR Global Stock Selection HV Master
   Account Ltd., Class C Series
   Initial 1                             Nov-06        60,000,000        442     0.73%        44,518,449       N/A        Quarterly
Aristeia International Limited,
   Class A Voting Benchmark              Mar-03        55,205,046     99,801     1.65%        99,973,686       N/A        Quarterly
Aristeia International Limited,
   Class A Voting Series 01/10           Jul-09        29,000,000     39,664     0.65%        39,732,583       N/A        Quarterly
Renaissance Institutional Equities
   Fund, LLC, Series B                   May-06        75,000,000          *     1.27%        76,890,096       N/A         Monthly
Two Sigma Eclipse Cayman Fund, Ltd.,
   Class A1 Series Benchmark             Feb-10        10,000,000      4,271     0.19%        11,250,015       N/A        Quarterly
Two Sigma Spectrum Cayman Fund,
   Ltd., Class A1                        Nov-09       218,000,000    136,370     4.02%       244,240,696       N/A        Quarterly
                                                                                          --------------
                                                                                             541,737,833
                                                                                          --------------
TRADING (12.67%)
Brevan Howard Fund Limited, Class B
   US                                    Aug-09       200,000,000  1,056,631     3.40%       206,763,048       N/A         Monthly
Bridgewater Pure Alpha Fund I,
   Class B Lead Series                   Jun-06       163,292,882     81,923     3.57%       216,993,222       N/A         Monthly
Comac Global Macro Fund Limited -
   Dollar Share Non-Voting               Dec-09       200,000,000  1,942,127     3.24%       196,857,237       N/A         Monthly
Edgestream Nias Fund Ltd., Class A
   Series 17 (May 2010)                  May-10         5,000,000      5,000     0.09%         5,302,554       N/A        Quarterly
Edgestream Nias Fund Ltd., Class A
   Series 2 (February 2009)              Feb-09        70,000,000     70,000     1.21%        73,603,236       N/A        Quarterly
Edgestream Nias Fund Ltd., Class A
   Series 7 (July 2009)                  Jul-09         5,000,000      5,000     0.09%         5,358,827       N/A        Quarterly
Two Sigma Compass Cayman Fund, Ltd.,
   Class A1 Series 2                     Jan-10        24,100,000     24,100     0.51%        30,916,037       N/A         Monthly
Two Sigma Compass Cayman Fund, Ltd.,
   Class A1 Series 2a-2010               Feb-10        22,000,000     22,000     0.48%        29,129,648       N/A         Monthly
Two Sigma Compass Cayman Fund, Ltd.,
   Class A1 Series 2b-2010               Apr-10         3,900,000      3,900     0.08%         4,828,849       N/A         Monthly
                                                                                          --------------
                                                                                             769,752,658
                                                                                          --------------
TOTAL INVESTMENTS IN INVESTMENT
   FUNDS ## # (94.85%)                              4,598,627,144                          5,761,291,073
INVESTMENT IN SHORT-TERM SECURITIES
   (1.80%)
JPMorgan Chase Nassau Time Deposit                    109,256,225                            109,256,225
                                                   --------------                         --------------
TOTAL INVESTMENTS (96.65%)                         $4,707,883,369                          5,870,547,298
                                                   --------------                         --------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES (3.35%)                                                                       203,199,563
                                                                                          --------------
MEMBERS' CAPITAL (100.00%)                                                                $6,073,746,861
                                                                                          ==============

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED) (CONTINUED)

INVESTMENT STRATEGY AS A PERCENTAGE OF MEMBERS' CAPITAL

                                        PERCENT OF
                                          MEMBERS'
STRATEGY ALLOCATION                       CAPITAL
-------------------                     ----------
Credit                                    26.67%
Event Driven                               9.80%
Long/Short Equity                         31.05%
Multi-Strategy                             5.74%
Relative Value                             8.92%
Trading                                   12.67%
                                          -----
Total Investments in Investment Funds     94.85%
                                          =====

#    Non-income producing securities.

## Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of December 31, 2010 was $4,598,627,144 and $5,761,291,073,
     respectively.

*    Security is a partnership that does not issue shares.

**   Multiple side pocket investments aggregated under the same Investment Fund.

*** Investing in GMAM Absolute Return Strategy Fund I ("Fund I") involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from redemptions or subject to fees for redemptions as part of contractual obligations agreed to by General Motors Investment Management Corporation (the "Advisor") on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I's total or partial interest and may delay or deny satisfying a redemption request depending on the Investment Fund's governing agreements. Additionally, liquidity in Investment Funds may be limited due to a "gate" that may be imposed by the Investment Fund. Gates are imposed to prevent disorderly withdrawals in the underlying Investment Funds, and may limit the amount of capital allowed to be redeemed on any respective liquidity date. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds' net assets or in the case of an investor level gate, when a redemption request exceeds a specified percentage of the investor's investment. Some of the Investment Funds may acquire assets or securities which lack readily assessable market values, are less liquid or should be held until the resolution of a special event or circumstance. Some of these investments are held in so-called "side pockets", sub-funds within the Investment Funds, or special purpose vehicles, which are liquidated separately, potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in side pocket arreangements, or which holds substantially all of its assets in illiquid securities, Fund I might not be able to fully liquidate its investment promptly. In such cases, during the period until Fund I fully liquidates its interest in the Investment Fund, the value of its investment would fluctuate.

(1) Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after December 31, 2010 that redemption from a tranche is possible. Other tranches may have an initial available redemption date that is subsequent to the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.

(2) These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

     INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - GMAM Absolute Return Strategy Fund I, a series of GMAM Absolute Return Strategies Fund, LLC ("Fund I") values its investments in Investment Funds at fair value, which is provided by the selected investment managers (the "Portfolio Managers") or the investment funds that they manage ("Investment Funds"). Under procedures established by the Board of Managers, General Motors Investment Management Corporation (the "Advisor") conducts periodic reviews of the valuation methodology used by Portfolio Managers or Investment Funds to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in the Advisor's own valuation policies and procedures.

     Where estimates are used in determining the net asset value, there may be a material difference from the values that would exist in a ready market due to the inherent subjectivity of these estimates. The valuations provided by the Portfolio Managers and the Investment Funds have been determined pursuant to the valuation policies of the respective Portfolio Manager or Investment Funds' management and cannot be independently confirmed by either the Advisor or the Board of Managers. In accordance with these procedures, fair value as of each month-end ordinarily is the net asset value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of Fund I's valuation. As a general matter, the fair value of Fund I's interest in an Investment Fund represents the amount that Fund I could reasonably expect to receive from an Investment Fund if Fund I's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that Fund I believes to be reliable.

     If the Advisor determines that the most recent value reported by the Portfolio Manager or Investment Fund does not represent fair value or if the Portfolio Manager or the Investment Fund fails to report a value to Fund I, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reliably be determined until the individual investments are actually liquidated. As of December 31, 2010, there were no investments that were fair valued by the Board of Managers.

     In accordance with Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures, Fund I discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that Fund I would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. The guidance establishes a three-tier hierarchy to distinguish between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED) (CONTINUED)

     independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of Fund I's investments. The inputs are summarized in the three broad levels listed below:

          -    Level 1 -quoted prices in active markets for identical securities

          -    Level 2 -other significant observable inputs

          - Level 3 -significant unobservable inputs (including Fund I's assumptions in determining the fair value of Investment Funds)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     Classification of an investment that is measured at net asset value per share (or its equivalent) within the fair value hierarchy requires judgment and consideration. Based upon the guidance outlined in Accounting Standards Update ("ASU") No. 2009-12, Fair Value Measurements and Disclosures (ASC Topic 820) - Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), the following factors were considered in determining the classification of Fund I's investments:

          1. Liquidity terms of each Investment - Investments in Investment Funds which allow for a full redemption at least on a quarterly basis without redemption restrictions (as defined in the following paragraph) are generally classified as Level 2; all others are classified as Level 3 investments.

          2. Redemption restrictions - Investments in Investment Funds are generally classified as Level 2 if they satisfy the liquidity terms mentioned above, except those:

                    - Investments in Investment Funds which are potentially subject to a fund-level gate and have a net asset value equal to or more than 50% of the underlying fund-level gate threshold are classified as Level 3 investments.

                    - Investments in Investment Funds which are potentially subject to a redemption fee will be classified as Level 3 investments, if such fee is equal to or greater than 0.10% of Fund I's net asset value.

          3. Other factors impacting liquidity considerations may include, but are not limited to, an evaluation of current market conditions, knowledge of the investee fund manager's operations and processes, and an analysis of investee fund activity with respect to investor initiated subscriptions and redemptions (as represented and communicated by the portfolio manager).

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED) (CONTINUED)

     The following table summarizes the fair value hierarchy of Fund I's assets carried at fair value as of December 31, 2010:

                                                                                    TOTAL FAIR VALUE AT
DESCRIPTION                             LEVEL 1       LEVEL 2          LEVEL 3       DECEMBER 31, 2010
-----------                             -------   --------------   --------------   -------------------
Investments in Investment Funds
   Credit                                 $--     $  147,292,800   $1,472,383,586      $1,619,676,386
   Event Driven                            --        263,300,433      332,051,324         595,351,757
   Long/Short Equity                       --      1,273,501,333      612,723,251       1,886,224,584
   Multi-Strategy                          --                 --      348,547,855         348,547,855
   Relative Value                          --        157,790,868      383,946,965         541,737,833
   Trading                                 --        562,989,610      206,763,048         769,752,658
                                          ---     -------------    --------------      --------------
Total Investments in Investment Funds      --      2,404,875,044    3,356,416,029       5,761,291,073
                                          ---     -------------    --------------      --------------
Investment in Short-term Securities        --        109,256,225               --         109,256,225
                                          ---     -------------    --------------      --------------
Total Investments                         $--     $2,514,131,269   $3,356,416,029      $5,870,547,298
                                          ---     -------------    --------------      --------------

     The following table is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                                 CHANGE IN
                                     NET TRANSFERS IN                            UNREALIZED
                     BALANCE AS OF   AND/OR (OUT) OF    NET REALIZED GAIN /    APPRECIATION /   NET PURCHASES /     BALANCE AS OF
DESCRIPTION         MARCH 31, 2010      LEVEL 3 *             (LOSS)          (DEPRECIATION)        (SALES)       DECEMBER 31, 2010
-----------         --------------   ----------------   -------------------   ---------------   ---------------   -----------------
Credit              $1,096,743,161     $172,610,675         $22,427,396        $ 80,829,662       $ 99,772,692      $1,472,383,586
Event-Driven           115,465,436               --             495,627          23,572,655        192,517,606         332,051,324
Long/Short Equity      545,311,963       34,636,172          16,474,954         (12,189,890)        28,490,052         612,723,251
Multi-Strategy         149,898,321      155,170,929             (40,028)         23,518,633         20,000,000         348,547,855
Relative Value         110,603,702      132,224,347                  --          23,118,916        118,000,000         383,946,965
Trading                177,172,528               --                  --           4,590,520         25,000,000         206,763,048
                    --------------     ------------         -----------        ------------       ------------      --------------
Total               $2,195,195,111     $494,642,123         $39,357,949        $143,440,496       $483,780,350      $3,356,416,029
                    --------------     ------------         -----------        ------------       ------------      --------------

* The amounts indicated above in the Multi-Strategy and Relative Value strategies are gross transfers into Level 3 in the amounts of $155,170,929 and $132,224,347, respectively. The net amounts indictated above in the Credit and Long/Short Equity strategies consist of transfers into Level 3 of $305,782,025 and $170,332,004 and transfers out of Level 3 of $133,171,350 and $135,695,832, respectively.

     Net change in unrealized appreciation/(depreciation) on Level 3 assets still held as of December 31, 2010 is $191,066,878.

     Fund I recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. The net transfers in and/or (out) of Level 3 noted in the reconciliation table above are generally due to changes in the liquidity of the underlying Investment Funds during the period presented in the table above. Typical reasons for changes in liquidity include an underlying fund instituting or removing a gate. In addition, Fund I may add to or reduce an investment which could impact the liquidity of the investment, and therefore change the classification of the investment based upon Fund I's leveling criteria.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED) (CONTINUED)

     The following is a summary of the investment strategies and redemption notice periods of the investments in Investment Funds held in Fund I as of December 31, 2010, by strategy. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. Fund I had one unfunded capital commitment, as noted in credit strategies below, as of December 31, 2010.

     Investment Managers implementing credit strategies strive to profit from mispricings of a variety of credit and credit related instruments. Fund managers may conduct distressed and special situations investing, relative value credit strategies, and long biased/opportunistic credit investing. Credit portfolios may hold a variety of credit instruments including corporate bonds, bank debt, convertible bonds, government securities, asset backed securities, mortgages, and credit default swaps. Credit strategies may include portfolio hedges consisting of equity, index hedges, credit default swaps, and other credit and non-credit instruments. The Investment Funds within this strategy generally have redemption notice periods of 60 to 180 days. Fund I had an unfunded capital commitment of $137 million as of December 31, 2010.

     Investment Managers using event-driven strategies seek to profit from opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcy reorganizations, recapitalizations, and share buybacks. In addition, positions may be taken in related securities of different companies or in different securities of the same issuer for the purpose of arbitraging price differences. The Investment Funds within this strategy generally have redemption notice periods of 30 to 65 days.

     Investment Managers implementing long/short equity strategies attempt to profit from security mispricings in equity markets. Fund managers construct portfolios consisting of long and short positions based on perceived value, which may be determined by a variety of techniques including fundamental, quantitative, and technical analysis. In addition, indices, ETFs, and derivatives may be used for hedging purposes to limit exposure to various risk factors. The Investment Funds within this strategy generally have redemption notice periods of 30 to 90 days.

     Investment Managers using multi-strategy strategies seek to diversify risks and reduce volatility associated with reliance on a single strategy that may perform poorly in some market environments. The Investment Funds within this strategy generally have redemption notice periods of 61 to 90 days.

     Investment Managers using relative value strategies seek to take advantage of pricing discrepancies between instruments including equities, debt, options, and futures. These managers may use mathematical, fundamental or technical analysis to determine market mispricings. Securities may be mispriced relative to the underlying security, related securities, groups of securities or the overall

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED) (CONTINUED)

     market. The Investment Funds within this strategy generally have redemption notice periods of 30 to 60 days.

     Investment Managers implementing trading strategies manage macro or trend following funds. Macro hedge funds typically make leveraged bets on anticipated price movements of stock markets, interest rates, foreign exchange currencies, and physical commodities. Macro managers employ a "top-down" global approach and may invest in a variety of markets to participate in expected market movements. Trend following funds allocate assets among investments by switching into investments that appear to be beginning an uptrend and switching out of investments that appear to be beginning a downtrend. Typically, technical trend-following indicators are used to determine the direction of a fund and to identify buy and sell signals. The Investment Funds within this strategy generally have redemption notice periods of 5 to 92 days.

     INVESTMENT VALUATION - INVESTMENT IN SHORT-TERM SECURITIES - Fund I values its investments in short-term securities (time deposit) at cost, which approximates fair value.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GMAM Absolute Return Strategies Fund, LLC (formerly, Promark
             Absolute Return Strategies Fund, LLC)


By (Signature and Title)* /s/ Walter G. Borst
                          ------------------------------------------------------
                          Walter G. Borst, President and Chief Executive Officer (principal executive officer)

Date February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Walter G. Borst
                          ------------------------------------------------------
                          Walter G. Borst, President and Chief Executive Officer (principal executive officer)

Date February 28, 2011


By (Signature and Title)* /s/ Richard Mangino
                          ------------------------------------------------------
                          Richard Mangino, Treasurer
                          (principal financial officer)

Date February 28, 2011

* Print the name and title of each signing officer under his or her signature.